Income Taxes	12 Months Ended
Feb. 24, 2013
Income Taxes

NOTE 9 — INCOME TAXES

The components of loss before provision (benefit) for income taxes consist of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
United States	$(11,762)	$(17,257)	$(10,703)
Non-U.S.	825	(8,620)	23

Loss before income taxes	$(10,936)	$(25,877)	$(10,680)

The provision (benefit) for income taxes consists of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
CURRENT
Federal	$—	$30	$587
State	11	76	173
Foreign	1,907	1,604	2,923

Total current	$1,918	$1,710	$3,683
DEFERRED
Federal	—	—	(725)
State	—	—	(103)
Foreign	614	(8,585)	(1,335)

Total deferred	614	(8,585)	(2,163)

Provision (benefit) for income taxes	$2,532	$(6,875)	$1,520

The following table reconciles the United States Federal income tax rate to the rate used in the calculation of the provision (benefit) for income taxes as reported in the financial statements:

	February 24, 2013	February 26, 2012	February 27, 2011
Income tax at U.S. Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes, net of Federal benefit	—	0.2	0.4
Tax effect of non-U.S. operations	18.1	20.3	11.7
Valuation allowance	34.7	(14.3)	34.5
Permanent items	1.5	0.9	4.3
Other, net	2.8	0.4	(2.7)

Effective tax rate	23.1%	(26.5)%	14.2%

Deferred income tax assets and (liabilities) are comprised of the following:

	February 24, 2013	February 26, 2012
DEFERRED INCOME TAX ASSETS
Depreciation and amortization	$1,779	$2,086
Inventory/other reserves	5,880	4,610
Intangibles	765	918
Net operating loss carryforwards	14,144	13,561
Capital loss carryforwards	661	665
Stock-based compensation	2,060	2,062
Original issue discount	5,363	5,373
Disallowed interest	10,728	8,708
Embedded derivatives	2,403	2,799
Other	603	532

Total gross deferred income tax assets	44,386	41,314

Deferred income tax asset valuation allowance	(27,447)	(22,918)

Total net deferred income tax assets	16,939	18,396
DEFERRED INCOME TAX LIABILITIES
Prepaid expenses	(37)	(30)
Cancellation of debt income	(5,363)	(5,373)
Accrued royalties	—	(1,035)
Restructuring lease income	(551)	—

Total deferred income tax liabilities	(5,951)	(6,438)

Total net deferred income tax assets	$10,988	$11,958

The Company has recorded a valuation allowance on certain of its foreign, federal and state deferred income tax assets at February 24, 2013 and February 26, 2012, where management believes that, after considering all of the available evidence, it is more likely than not that these assets will not be realized.

A tabular roll-forward of the Company’s valuation allowance for deferred income tax assets is presented below:

Fiscal year ended	Beginning Balance	Additions	Deductions	Ending Balance
February 27, 2011	$(22,431)	(6,279)	2,890	$(25,820)
February 26, 2012	$(25,820)	(9,215)	12,117	$(22,918)
February 24, 2013	$(22,918)	(11,532)	7,003	$(27,447)

Loss Carryforwards

As of February 24, 2013, the Company has estimated net operating loss carryforwards of approximately $15,236 in the United States to offset future federal taxable income, which will begin to expire in periods 2023 through 2033. The Company also has estimated net operating loss carryforwards and capital loss carryforwards in Ireland of approximately $67,339 and $5,289, respectively, which can be carried forward indefinitely. The deferred tax assets associated with these net operating loss carryforwards exclude unrealized excess tax benefits from stock option deductions of approximately $257 in Ireland. In accordance with Section 382 of the Internal Revenue Code, the use of some of these U.S. carryforwards will be subject to annual limitations based upon ownership changes of the Company. As a result, the Company has adjusted the U.S. carryforward for the amount expected to be realized.

Unremitted Earnings

No additional provision has been made for U.S. or non-U.S. income taxes related to the undistributed earnings of the wholly-owned subsidiaries of Stratus Technologies Bermuda Holdings, Ltd. or for unrecognized deferred tax liabilities for temporary differences related to investments in subsidiaries. As such, earnings are expected to be indefinitely reinvested, the investments are essentially permanent in duration, or the Company has concluded that no additional tax liability will arise as a result of the distribution of such earnings. A liability could arise if amounts are distributed by such subsidiaries or if such subsidiaries are ultimately disposed. It is not practicable to estimate the additional income taxes related to indefinitely reinvested earnings or the basis differences related to investment in subsidiaries as quantification of the deferred tax liability, if any, associated with these undistributed earnings is not practicable. Unremitted earnings at February 24, 2013 and February 26, 2012 is $17,342 and $16,460, respectively.

Uncertain income tax positions

At February 24, 2013, the Company had $27 of gross unrecognized tax benefits, all of which, if recognized, would impact the effective tax rate. At February 26, 2012, we had $34 of gross unrecognized tax benefits, all of which, if recognized, would impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of year	$34	$68	$188
Statute of limitation expirations	(8)	(43)	(125)
Foreign currency fluctuation	1	9	5

Balance, end of year	$27	$34	$68

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. All material federal and state income tax matters through fiscal year ending February 2009 have been concluded. Substantially all material foreign income tax matters have been concluded through fiscal year ending February 2006. The Company concluded its examination of its U.S. federal tax returns for fiscal year 2010 and fiscal year 2011 and the examination did not result in additional income tax expense. The Company does not anticipate any significant changes in the liability for unrecognized tax benefits for uncertain tax positions within the next twelve months.

The Company’s accounting policy is to record estimated interest and penalties related to income tax matters as a component of the income tax provision. As of February 24 2013, $16 of interest and penalties were included in the liability for unrecognized tax benefits. At February 26, 2012, $21 of interest and penalties were included in the liability for unrecognized tax benefits.

The statute of limitations for net operating losses utilized in future years will remain open beginning in the year of utilization.